Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Significant Accounting Policies

Note 2 - Significant Accounting Policies

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The significant accounting policies followed in the preparation of the financial statements, applied on a consistent basis, except as noted in Note 2W for the change in the manner in which the Company accounts for leases, are as follows:

A.	Functional Currency

Most of the Company’s revenues are denominated in U.S. dollars. A main portion of purchases of materials, component parts and sales costs are denominated in U.S. dollars. Therefore, both the functional and reporting currency of the Company is the U.S. dollar.

Transactions and balances denominated in U.S. dollars are presented at their original amounts.

Monetary balances denominated in currencies other than the U.S dollar are converted into U.S dollars in accordance with Statements of the Accounting Standards Codification (“ASC”) Topic 830, Foreign Currency Matters. All transaction gain and losses of the converted monetary balance sheet items are reflected in the statements of operations, among ‘financial expenses, net’, as appropriate.

B.	Estimates and assumptions

The preparation of the financial statements in conformity with U.S GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during reported period. Actual results may differ from those estimates. As applicable for these financial statements, the most significant estimates and assumptions related to revenue recognition, and valuation of inventories.

C.	Cash equivalents

Cash equivalents are short-term, highly liquid investments and debt instruments that are readily convertible to cash with original maturities of three months or less from the date of purchase.

D.	Bank deposits

Bank deposits with original maturities of more than three months, or specific deposits that are intended to be held as bank deposits for more than three months, and which will mature within one year, are classified as short-term investments.

E.	Trade receivables

Trade receivables are recorded at the invoiced amount and do not bear interest. The financial statements include an allowance for doubtful accounts for which collection of the receivable is not probable and as of December 31, 2022, the provision for allowance for doubtful accounts was negligible. In determining the adequacy of the allowance, consideration is given to each trade receivable historical experience, aging of the receivable, adjusted to take into account current market conditions and information available about specific debtors, including their financial condition, current payment patterns, the volume of their operations, and evaluation of the security received from them or their guarantors.

F.	Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined by calculating raw materials, work in process and finished products on a weighted average cost basis. Net realizable value is defined as the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. Inventory write-offs are provided to cover risks arising from slow moving items or technological obsolescence. Such write-offs have been included in cost of revenues. Reserves for potentially excess and obsolete inventory are made based on management’s analysis of inventory levels, future sales forecasts. Once established, the original cost of inventory less the related inventory reserve represents the new cost basis of such products.

G.	Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets as follows:

Years
Computers and manufacturing equipment	3-7
Office furniture and equipment	17
Leasehold improvements	Shorter of economic life or lease term

H.	Revenue recognition

The Company generates revenues from sales of products manufactured based on the Company’s technology. The Company develops, design and manufactures both standard and customizable high-end digital Video & Audio products. The Company’s products include proprietary software (firmware) embedded into the tangible products and is not sold separately. The Company only sells its products to end customers with no right of return.

The Company applies ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services.

In accordance with ASC 606, the entity performs the following five steps:

(1)	Identify the contract(s) with a customer,

(2)	Identify the performance obligations in the contract,

(3)	Determine the transaction price,

(4)	Allocate the transaction price to the performance obligations in the contract, and

(5)	Recognize revenue when (or as) the entity satisfies a performance obligation.

Identifying the contract with a customer:

The Company accounts for a contract with a customer when it has approval and commitment from both parties, the rights of the parties and payment terms are identified and agreed upon, the contract has commercial substance and collectability of consideration is probable.

For each contract, the Company exercises judgement to identify separate performance obligations and to evaluate, at the inception of the contract, if each distinct performance obligation within the contract is satisfied at a point in time or over time.

Identifying the performance obligations in the contract:

The Company’s sales transactions include a single performance obligation which is the delivery of the product to the customer. The Company is not obligated and does not provide the customer with an updated version of the products’ embedded software following the initial transaction. Therefore, the Company’s transactions do not include any performance obligation relating to potential upgrades or updates for the software or product.

In certain cases, the Company customizes its products based on its customers’ requirements (Proof of Concept (“POC”) transactions). In addition, commencing 2021, the Company also enters into several transactions in which it develops a specialized product, based on the Costumer’s requirements (Non-Recuring Engineering (“NRE”) transactions). In these transactions, the Company has determined that the development or the customization and the delivery of these products are not distinct within the context of the contract, since the nature of the Company’s promise is to transfer a combined output to which each of these components is an input. Therefore, these transactions include a single performance obligation which is the customized product.

Determining the transaction price:

Revenue is measured based on the consideration specified in the contract with a customer, and excludes any sales incentives and amounts collected on behalf of third parties (such as sales tax). The Company’s transaction does not include a significant financing component as all amounts are due within few months from transfer of Control.

Recognize revenue when (or as) the entity satisfies a performance obligation:

The Company recognizes revenue when it satisfies a performance obligation by transferring control over its product to a customer based on the shipment terms. In most cases, control is transferred at Company’s premises (Ex-work terms).

As for the POC and NRE transactions, the Company analyzed the criteria in ASC 606 to determine whether control over products sold under the contracts is transferred over time. Mainly, whether the Company’s performance does not create an asset with an alternative use to the Company, and if it has an enforceable right to payment for performance completed to date. In its POC transactions, the Company has an enforceable right to payment for performance completed through the term of the contract with its customers. However, the customized product has an alternative use for the Company, therefore, none of the conditions stipulated in ASC 606 are met for recognizing revenue over time. Accordingly, revenue from POC transactions is recognized at a point in time, upon delivery of the product to the customer usually on EX-Works terms.

In the NRE transactions the Company determines that the specialized product does not have an alternative use for the Company, and it has an enforceable right to payment for performance completed through the term of the contract. Therefore, in these transactions, revenue is recognized over time using the cost-to-cost method. The Company uses significant judgment when it determines the costs expected to be incurred upon satisfying the identified performance obligation.

See also Note 10 for further information regarding the Company’s revenue transactions.

I.	Deferred issuance costs

The Company capitalized certain legal, professional accounting and other third-party fees that were directly associated with the IPO, as deferred costs until the IPO was consummated. Following the completion of the IPO, these fees were recorded in the stockholders’ equity as a reduction of additional paid-in capital generated as a result of the activity. The deferred issuance costs in the amount of $871,171 which were capitalized as of December 31, 2021 in long term assets were charged to equity during 2022 in conjunction with the IPO.

J.	Warrant classification

When the Company issues freestanding instruments, it first analyzes the provisions of the Financial Accounting Standards Board (“FASB”) ASC Topic 480, distinguishing liabilities from equity (“ASC 480”) in order to determine whether the instrument should be classified as a liability, with subsequent changes in fair value recognized in the statements of operations in each period. If the instrument is not within the scope of ASC 480, the Company further analyzes the provisions of FASB ASC Topic 815, derivatives and hedging (“ASC 815-10”) in order to determine whether the instrument is considered indexed to the entity’s own stock, and qualifies for classification within equity. If the provisions of ASC 815-10 for equity classification are not met, the instrument is classified as a liability, with subsequent changes in fair value recognized in the statements of operations in each period.

K.	Warranty reserve

The Company provides a one-year standard warranty for its products. The Company records a provision for the estimated cost to repair or replace products under warranty at the time of sale. Factors that affect the Company’s warranty reserve include the number of units sold, historical and anticipated rates of warranty repairs and the cost per repair. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

The following table sets forth activity in the Company’s accrued warranty account for each of the years ended December 31, 2022, 2021 and 2020 respectively:

	2022	2021	2020

Balance at beginning of the year	20,758	9,879	8,930
Cost incurred	(3,220)	(5,850)	-
Expense recognized	7,511	16,729	949
Balance at end of year	25,049	20,758	9,879

L.	Research, development costs and intangible assets

Research and development costs, which consist mainly of labor costs, materials and subcontractor costs, are charged to operations as incurred.

According to ASC Topic 350, Intangibles - Goodwill and Other, software that is part of a product or process to be sold to a customer shall be accounted for under ASC subtopic 985-20. The Company’s products contain embedded software which is an integral part of these products because it allows the various components of the products to communicate with each other and the products are clearly unable to function without this coding. Based on the Company’s product development process, the Company does not incur material costs after the point in time at which the product as a whole reaches technological feasibility. Therefore, research and development costs are charged to the statement of operations as incurred.

Participation by government departments and from research foundations for development of approved projects is recognized as a reduction of expense as the related costs are incurred.

M.	Basic and diluted net loss per share

Basic and diluted net loss per Ordinary Share is computed based on the weighted average number of Ordinary Shares outstanding during each year. Shares issuable are considered outstanding Ordinary Shares, including the Preferred Shares (prior to their conversion into Ordinary Shares), and included in the computation of basic net loss per Ordinary Share as of the date that all necessary conditions have been satisfied.

The denominator for diluted net loss per share is a computation of the weighted-average number of Ordinary Shares and the potential dilutive Ordinary Shares outstanding during the period. Potential dilutive shares outstanding include the dilutive effect of in-the-money options and warrants using the treasury stock method.

N.	Fair value of financial instruments

The Company’s financial instruments consist mainly of cash and cash equivalents, short-term deposits, trade receivables, restricted deposits including deposits for employee benefits, trade payable, and long-term loans.

Fair value for the measurement of financial assets and liabilities is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The Company utilizes a valuation hierarchy for disclosure of the inputs for fair value measurement. This hierarchy prioritizes the inputs into three broad levels as follows:

●	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

●	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

●	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

By distinguishing between inputs that are observable in the market place, and therefore more objective, and those that are unobservable and therefore more subjective, the hierarchy is designed to indicate the relative reliability of the fair value measurements. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The Company, in estimating fair value for financial instruments, determined that the carrying amounts of cash and cash equivalents, short-term deposits, trade receivables, restricted deposits including deposits for employee benefits and trade payables are equivalent to, or approximate their fair value due to the short-term maturity of these instruments. The carrying amounts of variable interest rate long-term loans are equivalent or approximate to their fair value as they bear interest at approximate market rates. The liabilities include long-term loans from shareholders that have no maturity dates, bear no interest and are not linked to any index.

O.	Segments

The Company operates in one segment. Management does not segregate its business for internal reporting. The Company’s chief operating decision maker (“CODM”), who is the Chief Executive Officer, evaluates the performance of its business based on financial data consistent with the presentation in the accompanying financial statements. The Company concluded that its unified business is conducted globally and accordingly represents one operating segment.

P.	Income taxes

The Company accounts for taxes on income in accordance with ASC Topic 740, Income Taxes, which prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized, based on the weight of available positive and negative evidence. Deferred tax liabilities and assets are classified as non-current in accordance with ASU 2015-17, Balance Sheet Classification of Deferred Taxes .

The Company accounts for uncertain tax positions in accordance with ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative probability) likely to be realized upon ultimate settlement.

The Company accounts for interest and penalties as a component of income tax expense.

Q.	Severance pay

The Company’s liability for severance pay for some of its Israeli employees is calculated pursuant to Israeli Severance Pay Law, 1963 (the “Israeli Severance Pay Law”) based on the most recent salary of the employee multiplied by the number of years of employment until June 30, 2022. Those employees are entitled to one month’s salary for each year of employment or a portion thereof. The Company records the liability as if it were payable at each balance sheet date on an undiscounted basis.

The Company’s liability for those Israeli employees is provided for by monthly deposits funded for insurance policies until June 30, 2022 and the remainder by an accrual. The value of these policies is recorded as an asset in the Company’s balance sheet.

The deposited funds include profits and losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Israeli Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies.

In accordance with the current employment agreements with certain employees, and for the period commencing July 1, 2022 for the employees mentioned above, the Company makes regular deposits with certain insurance companies for accounts controlled by each applicable employee in order to secure the employee’s rights upon retirement. Pursuant to applicable Israeli law, the Company is fully relieved from any severance pay liability with respect to each such employee if it makes such payments on behalf of the employee. The liability accrued in respect of such employees and the amounts funded, as of the respective agreement dates, are not reflected in the Company’s balance sheets, since the Company does not control or manage the funds and the pension or severance pay risks are irrevocably transferred to the applicable insurance companies.

Severance pay expenses for the years ended December 31, 2022, 2021 and 2020 amounted to $61,169 , $ 31,356 and $22,247, respectively.

R.	Concentrations of credit or business risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash equivalents, bank deposits, trade receivables and trade payables.

Cash equivalents and bank deposits are invested mainly in NIS and U.S. dollars with major banks in Israel. Management believes that the financial institutions that hold the Company’s investments are financially sound and, accordingly, minimal credit risk exists with respect to these investments.

Most of the Company’s trade receivables are derived from sales to large and financially secure organizations. In determining the adequacy of the allowance, management bases its opinion, inter alia, on the estimated risks, current market conditions and in reliance on available information with respect to the debtor’s financial position. See Note 10 for a discussion of the Company’s major customers.

The Company acquires certain component parts for its products from market leading suppliers that are single source manufacturers. In order to mitigate the risk and as a redundant solution, the Company designs similar products based on component parts from different suppliers.

S.	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigations, fines and penalties and other sources are recognized when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. Gain contingencies are recognized when they are realized or when all related contingencies have been resolved.

T.	Cash and cash equivalents in Statement of Cash Flows

The Company implements the Accounting Standards Update (“ASU”) 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires amounts generally described as restricted cash and restricted cash equivalents to be included within cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown in the statement of cash flows.

The following table provides a reconciliation of cash, cash equivalents, and restricted cash and cash equivalents reported within the accompanying balance sheets that sum to the total of the same such amounts presented in the accompanying statements of cash flows:

	December 31,
	2022	2021
Cash and cash equivalents	$221,961	$785
Restricted deposits	33,569	48,341

Total cash, cash equivalents and restricted deposits presented in the statements of cash flows	$255,530	$49,126

U.

Leases

The Company adopted ASC 842, Leases (“ASC 842”) on January 1, 2022, using a modified retrospective basis and applied the practical expedients related to the transition, see also Note 2W. The Company determines whether an arrangement is a lease for accounting purposes at contract inception. Operating leases are recorded as right-of-use (“ROU”) assets, which are included in right-of-use assets, and lease liabilities, which are included in other payable and non-current operating lease liabilities on the balance sheets, respectively. As of December 31, 2022, the Company did not have any finance leases.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. The Company’s leases do not provide an implicit rate; the Company uses an incremental borrowing rate for specific terms on a collateralized basis based on the information available on either ASC 842, transition date or commencement date, as applicable in determining the present value of lease payments.

The ROU asset calculation includes lease payments to be made. The ROU asset and lease liability may include amounts attributed to options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for operating leases is recognized on a straight-line basis over the lease term. In addition, upon transition the Company has elected the practical expedients related to lease classification and hindsight.

V.

Share based compensation

The Company applies ASC 718, Share-based Payment (“ASC 718”). ASC 718 requires awards classified as equity awards to be accounted for using the grant-date fair value method. The fair value of share-based payment transactions is recognized as expense over the requisite service period. Forfeitures are accounted for as they occur.

The Company measures the compensation cost related to the options awarded on the grant date and recognize the cost on a straight-line method over the requisite service period of the awards, including awards with graded vesting and no additional conditions for vesting other than service conditions.

Fair value of the equity instrument issued to a non-employee is measured as of the grant date. The fair value of the awards is recognized over the vesting period, which coincides with the period that the counter-party is providing services to the Company.

W.	Recently issued accounting pronouncements adopted

In February 2016, the FASB issued ASU 2016-02 regarding FASB ASC 842. The new guidance requires lessees to recognize lease assets and lease liabilities for those leases classified as operating leases under previous FASB guidance. The Company adopted ASC 842 on January 1, 2022, using a modified retrospective basis and applied the practical expedients related to the transition. Consequently, financial information was not updated and the disclosures required under the standard are not provided for dates and periods before January 1, 2022. The adoption resulted in an increase of approximately $530,444 for the right of use lease assets against lease liabilities. See also note 2U above.

In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815 – 40 (“ASU 2020-06”). This guidance simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The amendments to this guidance are effective for fiscal years beginning on or after December 15, 2021, and interim periods within those fiscal years. The Company decided to early adopt ASU 2020-06 as of January 1, 2021. The adoption of this standard did not have an impact on the Company’s financial statements.

In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832), which requires annual disclosures that increase the transparency of transactions involving government grants, including (1) the types of transactions, (2) the accounting for those transactions, and (3) the effect of those transactions on an entity’s financial statements. The amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2021. See note 9C.

X.	Recently issued accounting pronouncements not yet adopted

As an emerging growth company, the Jumpstart Our Business Startup Act of 2012 (the “JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. The guidance will be effective for fiscal years beginning on or after January 1, 2023, and interim periods therein. Early adoption is permitted. The Company is currently evaluating the effect that ASU 2016-13 will have on its financial statements and related disclosures.